Fees Summary	Jan. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,385,960,639.11
Previously Paid Amount	0.00
Total Fee Amount	1,283,890.57
Total Offset Amount	0.00
Net Fee	$ 1,283,890.57